SCHEDULE II - STATEMENT OF OPERATIONS (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Total revenues	$ 1,051.1	$ 992.3	$ 1,032.0	$ 1,049.2	$ 1,075.8	$ 1,052.5	$ 953.2	$ 1,002.4	$ 4,124.6	$ 4,083.9	$ 4,341.4
Expenses:
Interest expense on notes payable									114.1	113.2	117.9
Loss on extinguishment or modification of debt									3.4	6.8	22.2
Loss before income taxes and equity in undistributed earnings of subsidiaries	102.3	61.7	71.8	70.4	101.8	60.4	31.6	31.1	306.2	224.9	71.8
Income tax benefit on period income	(37.9)	117.8	(25.4)	(25.0)	60.3	(21.8)	(11.5)	(11.3)	(29.5)	(15.7)	51.4
Net income	64.4	179.5	46.4	45.4	162.1	38.6	20.1	19.8	335.7	240.6	20.4
Parent Company [Member]
Revenues:
Net investment losses									(4.0)	0	0
Net realized investment gains (losses)									1.0	0	(0.2)
Investment income from subsidiaries (eliminated in consolidation)									0.2	0	0
Total revenues									(2.8)	0	(0.2)
Expenses:
Interest expense on notes payable									76.3	79.3	84.7
Intercompany expenses (eliminated in consolidation)									0.3	1.3	2.4
Operating costs and expenses									53.8	49.3	45.6
Loss on extinguishment or modification of debt									3.4	6.8	22.2
Total expenses									133.8	136.7	154.9
Loss before income taxes and equity in undistributed earnings of subsidiaries									(136.6)	(136.7)	(155.1)
Income tax benefit on period income									(42.2)	(50.8)	(57.8)
Loss before equity in undistributed earnings of subsidiaries									(94.4)	(85.9)	(97.3)
Equity in undistributed earnings of subsidiaries (eliminated in consolidation)									430.1	326.5	117.7
Net income									$ 335.7	$ 240.6	$ 20.4